Note 3 - Trade Accounts and Notes Receivable, Net	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
3—TRADE
ACCOUNTS AND NOTES RECEIVABLE, NET

Trade accounts and notes receivable consist of the following:

	December 31,
	2018	2017
Trade accounts receivable	12,907	12,202
Notes receivable	408	181
Less: allowance for doubtful accounts	(1,405)	(1,029)
Total	11,910	11,354
Less current portion	(11,884)	(11,277)
Total long-term portion	26	77

Notes receivable usually represent commercial bills of exchange (drafts) with initial maturities of
90
days or less.

Bad debt expenses amount to a cost of
€362
thousand, a cost of
€107
thousand and an income of
€18
thousand, respectively for the years ended
December 31, 2018,
2017
and
2016.

Long term portion consists of sales type leases of medical devices.

Future minimum payments to be received over the
five
coming years are as follows:

Sales type leases
2019	42
2020	18
2021	8
2022	–
2022	–
Total minimum payments	70